Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value

NOTE 6 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of asset and liability:

Securities available for sale: The fair value of securities available for sale is determined using pricing models that vary based on asset class and include available trade, bid and other market information or matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2).

Derivatives: The fair value of derivatives is based on valuation models using observable market data as of the measurement date (Level 2).

Impaired loans: The fair value of impaired loans with specific allocations of the ALLL is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and foreclosed assets are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by a third-party appraisal management company approved by the Board of Directors annually. Once received, the loan officer or a member of the credit department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics. Appraisals are updated as needed based on facts and circumstances associated with the individual properties. Real estate appraisals typically incorporate measures such as recent sales prices for comparable properties. Appraisers may make adjustments to the sales prices of the comparable properties as deemed appropriate based on the age, condition or general characteristics of the subject property. Management applies an additional discount to real estate appraised values, typically to reflect changes in market conditions since the date of the appraisal and to cover disposition costs (including selling expenses) based on the intended disposition method of the property.

Loan servicing rights: Fair value is based on a valuation model that calculates the present value of estimated future net servicing income (Level 2).

Loans held for sale: Loans held for sale are carried at fair value, as determined by outstanding commitments from third party investors (Level 2).

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

Fair Value Measurements at December 31, 2012 Using Significant Other Observable Inputs (Level 2)
Financial Assets:
Securities available for sale:
Corporate debt	$4,365
State and municipal	1,986
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	1,486
Collateralized mortgage obligations	9,802

Total securities available for sale	$17,639

Loans held for sale	$623

Yield maintenance provisions (embedded derivatives)	$990

Interest rate lock commitments	$45

Financial Liabilities:
Interest-rate swaps	$990

Fair Value Measurements at December 31, 2011 Using Significant Other Observable Inputs (Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	$1,673
Collateralized mortgage obligations	16,843

Total securities available for sale	$18,516

Loans held for sale	$1,210

Yield maintenance provisions (embedded derivatives)	$999

Interest rate lock commitments	$39

Financial Liabilities:
Interest-rate swaps	$999

The Company had no assets or liabilities measured at fair value on a recurring basis that were measured using Level 1 or Level 3 inputs at December 31, 2012 or 2011. There were no transfers of assets or liabilities measured at fair value between levels during 2012 or 2011.

Assets measured at fair value on a non-recurring basis are summarized below:

Fair Value Measurements at December 31, 2012 Using
Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial	$121
Real Estate:
Single-family residential	57
Multi-family residential	2,070
Commercial:
Non-owner occupied	1,806
Owner occupied	1,244
—
—

Total impaired loans	$5,298

	Fair Value Measurements at December 31, 2011 Using
	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Loan servicing rights	$9

Impaired loans:
Commercial		$108
Real Estate:
Multi-family residential		3,065
Commercial:
Non-owner occupied		2,887
Owner occupied		516
Land		233

Total impaired loans		$6,809

Foreclosed assets
Land		$1,209

The Company had no assets or liabilities measured at fair value on a non-recurring basis that were measured using Level 1 inputs at December 31, 2012 or 2011.

The impaired loan servicing rights, which are carried at fair value at December 31, 2012 are not material based on the value of the asset. Impaired loan servicing rights, which are carried at fair value, were carried at $9, which was made up of the amortized cost of $11, net of a valuation allowance of $2 at December 31, 2011.

Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $5,909, with a valuation allowance of $611 at December 31, 2012, resulting in an additional provision for loan losses of $1,802 for the year ended December 31, 2012. Impaired loans carried at the fair value of collateral had an unpaid principal balance of $10,069 with no specific valuation allowance at December 31, 2011. The amount of charge-offs on these loans totaled $2,638 in 2011.

	Fair Value	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)
Impaired loans:
Commercial	$121	Income approach	Adjustment for differences in net operating income expectations	-10.0%
Single-family residential	57	Comparable sales approach	Adjustment for differences between the comparable market transactions	2.3%
Commercial real estate:
Multi-family residential	2,070	Comparable sales approach	Adjustment for differences between the comparable market transactions	-39.0% to -27.1% (-32.7%)
Commercial:
Non-owner occupied	1,806	Comparable sales approach	Adjustment for differences between the comparable market transactions	-12.2% to 16.7% (-7.3%)
Owner occupied	1,244	Comparable sales approach	Adjustment for differences between the comparable market transactions	-6.3% to 0.5% (-0.8%)

Financial Instruments Recorded Using Fair Value Option

The Company has elected the fair value option for loans held for sale. These loans are intended for sale and the Company believes that the fair value is the best indicator of the resolution of these loans. Interest income is recorded based on the contractual terms of the loan and in accordance with the Company’s policy on loans held for investment. None of these loans were 90 days or more past due or on nonaccrual as of December 31, 2012 or December 31, 2011.

As of December 31, 2012 and December 31, 2011, the aggregate fair value, contractual balance (including accrued interest) and gain or loss was as follows:

	December 31, 2012	December 31, 2011
Aggregate fair value	$623	$1,210
Contractual balance	595	1,196
Gain	28	14

The total amount of gains and losses from changes in fair value included in earnings for the year ended December 31, 2012, 2011 and 2010 for loans held for sale were:

	2012	2011	2010
Interest income	$46	$40	$40
Interest expense	—	—	—
Change in fair value	14	(5)	19

Total change in fair value	$60	$35	$59

Carrying amount and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2012 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$25,152	$25,152	$—	$—	$25,152
Interest-bearing deposits in other financial institutions	2,726	2,726		—	2,726
Securities available for sale	17,639	—	17,639	—	17,639
Loans held for sale	623	—	623	—	623
Loans, net	153,043	—	—	156,256	156,256
FHLB stock	1,942	—	—	—	n/a
Accrued interest receivable	105	10	95	—	105
Yield maintenance provisions (embedded derivatives)	990	—	990	—	990
Interest rate lock commitments	45	—	45	—	45
Financial liabilities
Deposits	$(173,508)	$(75,340)	$(99,946)	$—	$(175,286)
FHLB advances	(10,000)	—	(10,338)	—	(10,338)
Subordinated debentures	(5,155)	—	(2,999)	—	(2,999)
Accrued interest payable	(98)	—	(98)	—	(98)
Interest-rate swaps	(990)	—	(990)	—	(990)

The carrying amounts and estimated fair values of financial instruments at December 31, 2011 were as follows:

	December 31, 2011
	Carrying	Fair
	Amount	Value
Financial assets
Cash and cash equivalents	$61,436	$61,436
Interest-bearing deposits in other financial institutions	1,984	1,984
Securities available for sale	18,516	18,516
Loans held for sale	1,210	1,210
Loans, net	151,160	155,159
FHLB stock	1,942	n/a
Accrued interest receivable	92	92
Yield maintenance provisions (embedded derivatives)	999	999
Interest rate lock commitments	39	39
Financial liabilities
Deposits	$(217,049)	$(219,235)
FHLB advances	(15,742)	(16,327)
Subordinated debentures	(5,155)	(2,810)
Accrued interest payable	(300)	(300)
Interest-rate swaps	(999)	(999)

The methods and assumptions used to estimate fair value are described as follows.

Cash and Cash Equivalents

The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1.

Interest-Bearing Deposits in Other Financial Institutions

The carrying amounts of interest bearing deposits in other financial institutions approximate fair values and are classified as Level 1.

FHLB Stock

It is not practical to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Loans

Fair values of loans, excluding loans held for sale, are estimated as follows: For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

Deposits

The fair values disclosed for demand deposits (e.g., interest and noninterest bearing checking, passbook savings, and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Other Borrowings

The fair values of the Company’s long-term FHLB advances are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

The fair values of the Company’s subordinated debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

Accrued Interest Receivable/Payable

The carrying amounts of accrued interest approximate fair value resulting in a Level 1 or 2 classification, consistent with the asset or liability with which they are associated.

Off-Balance-Sheet Instruments

The fair value of off-balance-sheet items is not considered material.